Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Accounts receivable allowance for credit losses
Credit losses
Depreciation of property and equipment	5,000
Impairment
Leases term	12 months
Right-of-use lease liabilities term	12 months
Percentage of beneficial ownership	4.99%
Period of automatic renewal	1 year
Payment received	$ 2,000,000
Exercisable per share (in Dollars per share)	$ 11.5
Warrants forfeited (in Shares)	20,017
Net total warrants outstanding (in Shares)	15,654,983
Integration costs	$ 1,154,857
Public and Private Warrants [Member] | ShoulderUp [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants purchased (in Shares)	15,675,000
Exercisable per share (in Dollars per share)	$ 11.5
Minimum [Member] | Laser Machine [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Laser Machine [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years